Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 564-8000

February 27, 2023

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention:  Jaea Hahn

RE:	Ivy Variable Insurance Portfolios (the “Registrant”) File Nos. 811-05017; 033-11466

Dear Ms. Hahn:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 91 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Registrant is filing this Amendment for the purpose of changing the diversification status of the Delaware Ivy VIP Natural Resources (the “Fund”), series of the Registrant from non-diversified to diversified.  The Amendment is scheduled to become effective automatically on April 28, 2023.

Pursuant to Release No. 13768 under the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant believes that certain portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure recently reviewed by the staff of the U.S. Securities and Exchange Commission (the “Commission”).  The Commission staff reviewed disclosure in July 2023 in connection with the Registrant’s changes to another series, Delaware Ivy Global Value Equity (formerly, Delaware Ivy VIP Global Equity Income).  This disclosure was included in post-effective amendment filings made on May 27, 2022, August 1, 2022 and August 5, 2022.

Specifically, the disclosure contained in “Important information about the Portfolio” of the Fund’s prospectus is substantially the same as the disclosure contained in the prospectus for the Delaware Ivy Global Value Equity.  Moreover, the disclosure contained in the following sections of the Fund’s statement of additional information is substantially the same as the disclosure contained in the Delaware Ivy Global Value Equity’s statement of additional information:  Disclosure of Portfolio Holdings Information; Management of the Trust; Code of Ethics, Proxy Voting Policy; Investment Advisory and Other Services (except for the description of the Fund’s sub-adviser and portfolio managers); Trading Practices and Brokerage; Capital Structure; Purchase and Redemption of Shares and Offering Price; Distributions and Taxes; Performance Information; Financial Statements; and the Appendices.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment and (ii) updating financial and certain other information.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statements of additional information relating to the Registrant’s other series of shares.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours, /s/ Jonathan M. Kopcsik Jonathan M. Kopcsik

cc:	Phil Shipp Macquarie Asset Management